SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

29.SEGMENT INFORMATION

29.1.Criteria for identifying operating segments

The Company evaluates the performance of its business segments through the operating result. The information disclosed under “Not Segmented” is related to income statement and balance sheet items not directly attributed to the pulp and paper segments, such as, net financial result and income and social contribution taxes expenses, in addition to the balance sheet classification items of assets and liabilities.

The operating segments defined by Management are set forth below:

(i)	Pulp: comprises production and sale of hardwood eucalyptus pulp and fluff pulp mainly to supply the foreign market, with any surplus sold in the domestic market.
(ii)	Paper: comprises production and sale of paper to meet the demands of both domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to its immateriality.

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company's administration, which makes investment decisions and determine allocation of resources on a consolidated basis.

In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all of our property, plant and equipment, biological and intangible assets are located in Brazil.

29.2.Information of operating segments

	December 31, 2020
			Not
	Pulp	Paper	segmented	Total
Net sales	25,578,265	4,882,012		30,460,277
Domestic market (Brazil)	1,609,449	3,358,186		4,967,635
Foreign market	23,968,816	1,523,826		25,492,642
Asia	12,921,081	196,266		13,117,347
Europe	6,409,879	262,924		6,672,803
North America	4,340,956	263,328		4,604,284
South and Central America	184,590	723,603		908,193
Africa	112,310	77,705		190,015
Cost of sales	(15,754,930)	(3,211,401)		(18,966,331)
Gross profit	9,823,335	1,670,611		11,493,946
Gross margin (%)	38.4%	34.2%		37.7%

Operating income (expenses)	(2,409,483)	(641,069)		(3,050,552)
Selling	(1,770,036)	(404,616)		(2,174,652)
General and administrative	(1,016,093)	(427,099)		(1,443,192)
Other operating, net	390,178	140,972		531,150
Income(loss) from associates and joint ventures	(13,532)	49,674		36,142
Operating profit before net financial income ("EBIT") (1)	7,413,852	1,029,542		8,443,394
Operating margin (%)	29.0%	21.1%		27.7%

Financial result, net			(26,085,523)	(26,085,523)

Net income (loss) before taxes	7,413,852	1,029,542	(26,085,523)	(17,642,129)

Income taxes			6,927,194	6,927,194

Net income (loss) for the year	7,413,852	1,029,542	(19,158,329)	(10,714,935)
Profit (loss) margin for the year (%)	29.0%	21.1%		(35.2)%
Result of the year attributable to controlling Shareholders	7,413,852	1,029,542	(19,168,222)	(10,724,828)
Result of the year attributed to non-controlling shareholders			9,893	9,893

Depreciation, depletion and amortization	6,232,376	540,404		6,772,780
1)	Earnings before interest and tax.

	December 31, 2019
			Not
	Pulp	Paper	segmented	Total
Net sales	21,027,686	4,985,264		26,012,950
Domestic market (Brazil)	1,833,936	3,480,279		5,314,215
Foreign market	19,193,750	1,504,985		20,698,735
Asia	9,605,799	136,882		9,742,681
Europe	5,950,832	221,697		6,172,529
North America	3,592,563	382,628		3,975,191
South and Central America	44,556	710,086		754,642
Africa		53,692		53,692
Cost of sales	(17,440,018)	(3,303,464)		(20,743,482)
Gross profit	3,587,668	1,681,800		5,269,468
Gross margin (%)	17.1%	33.7%		20.3%

Operating income (expenses)	(2,089,286)	(679,719)	128,115	(2,640,890)
Selling	(1,503,775)	(401,504)		(1,905,279)
General and administrative	(806,774)	(366,584)		(1,173,358)
Other operating, net	209,577	68,062	128,115	405,754
Income from associates and joint ventures	11,686	20,307		31,993
Operating profit before net financial income ("EBIT") (1)	1,498,382	1,002,081	128,115	2,628,578
Operating margin (%)	7.1%	20.1%		10.1%

Financial result, net			(6,725,781)	(6,725,781)

Net income (loss) before taxes	1,498,382	1,002,081	(6,597,666)	(4,097,203)

Income taxes			1,282,461	1,282,461

Net income (loss) for the year	1,498,382	1,002,081	(5,315,205)	(2,814,742)
Profit (loss) margin for the year (%)	7.1%	20.1%		(10.8)%

Result of the year attributable to controlling Shareholders	1,498,382	1,002,081	(5,317,981)	(2,817,518)
Result of the year attributed to non-controlling shareholders			2,776	2,776

Depreciation, depletion and amortization	7,575,630	516,322		8,091,952

1)	Earnings before interest and tax.

	December 31, 2018
			Not
	Pulp	Paper	segmented	Total
Net sales	8,783,274	4,660,102		13,443,376
Domestic market (Brazil)	744,566	3,307,074		4,051,640
Foreign market	8,038,708	1,353,028		9,391,736
Asia	3,837,998	101,695		3,939,693
Europe	2,810,899	225,111		3,036,010
North America	1,340,907	210,831		1,551,738
South and Central America	48,904	774,730		823,634
Africa		40,661		40,661
Cost of sales	(3,965,912)	(2,956,419)		(6,922,331)
Gross profit	4,817,362	1,703,683		6,521,045
Gross margin (%)	54.8%	36.6%		48.5%

Operating income (expenses)	(626,887)	(886,347)		(1,513,234)
Selling expenses	(212,869)	(385,857)		(598,726)
General and administrative expenses	(275,859)	(549,350)		(825,209)
Other operating income (expenses), net	(138,159)	41,284		(96,875)
Income from associates and joint ventures		7,576		7,576
Operating profit before net financial income ("EBIT") (1)	4,190,475	817,336		5,007,811
Operating margin (%)	47.7%	17.5%		37.3%

Financial result, net			(4,842,513)	(4,842,513)

Net income (loss) before taxes	4,190,475	817,336	(4,842,513)	165,298

Income taxes			154,516	154,516

Net income (loss) for the year	4,190,475	817,336	(4,687,997)	319,814
Profit margin for the year (%)	47.7%	17.5%		2.5%

Result of the year attributable to controlling shareholders	4,190,475	817,336	(4,688,118)	319,693
Result of the year attributed to non-controlling shareholders			121	121

Depreciation, depletion and amortization	1,105,381	457,842		1,563,223
1)	Earnings before interest and tax.

With regard to the foreign market revenues of the pulp operating segment, China and USA are the main countries in relation to net revenue, 47.97% and 16.54%, respectively, for the year ended December 31, 2020 (China and USA represented 40.00% and 16.54%, respectively, on December 31, 2019).

With regard to the foreign market revenues of the paper operating segment, Argentina and USA are the main countries in relation to net revenue, representing 18.06% and 17.92%, respectively, for the year ended December 31, 2020 (USA, Peru e Argentina represented 24.64%,  12.70% e 11.61% , respectively, on December 31, 2019).

There is no other individual foreign country that represents more than 10% of net revenue in the foreign market for the years ended December 31, 2020 and December 31, 2019.

29.3.Net sales by product

The following table set forth the breakdown of consolidated net sales by product:

	December 31,	December 31,	December 31,
Products	2020	2019	2018
Market pulp(1)	25,578,265	21,027,686	8,783,274
Printing and writing paper(2)	3,891,002	4,100,502	3,834,380
Paperboard	935,047	823,360	764,701
Other	55,963	61,402	61,021
Net sales	30,460,277	26,012,950	13,443,376
1)	Net sale from fluff pulp represents approximately 0.6% of total net sales and, therefore, was included in market pulp net sales.
2)	Tissue is a recently launched product and its revenues represent approximately 2.6% of total net sales and, therefore, was included in printing and writing paper net sales.

29.4.Goodwill based on expected future profitability

The goodwill based on expected future profitability arising from the business combination were allocated to the disclosable segments, which correspond to the Company's cash-generating units (“CGU”), considering the economic benefits generated by such intangible assets. The allocation of intangibles is set forth below:

	December 31,	December 31,
	2020	2019
Pulp	7,897,051	7,942,486
Consumer goods	119,332	119,332
	8,016,383	8,061,818